Summary of Material Accounting Policy Information - Summary of Property, Plant and Equipment Over Their Expected Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	25 years
Buildings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	39 years
Plant and Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	3 years
Plant and Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	20 years